Revenues - Schedule of Revenues Disaggregated by Service Lines (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 JPY (¥)	Apr. 30, 2025 JPY (¥)	Apr. 30, 2024 JPY (¥)
OPERATING REVENUES
Total operating revenues	$ 1,636,035	¥ 256,301,192	¥ 440,361,163	¥ 179,355,651
Software and system development services [Member]
OPERATING REVENUES
OPERATING REVENUES	1,014,347	158,907,578	375,349,324	125,618,177
Total operating revenues	1,014,347	158,907,578	375,349,324	125,618,177
Consulting and solution services [Member]
OPERATING REVENUES
OPERATING REVENUES	621,658	97,388,932	65,011,839	2,800,620
Total operating revenues	621,658	97,388,932	65,011,839	2,800,620
Sale of NFTs [Member]
OPERATING REVENUES
OPERATING REVENUES				50,936,854
Total operating revenues				50,936,854
Royalty revenue [Member]
OPERATING REVENUES
OPERATING REVENUES	$ 30	¥ 4,682	¥ 0	¥ 0